UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 45.4%
Federal Farm Credit Bank — 0.4%
6.30% due 12/03/13	$500,000	$556,080

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	25,697	26,184
11.00% due 02/01/15	17	17
11.50% due 09/01/19	1,009	1,036

		27,237

Government National Mtg. Assoc. — 44.7%
4.50% due 05/15/18	362,720	394,505
4.50% due 08/15/18	540,992	588,399
4.50% due 09/15/18	1,516,220	1,649,757
4.50% due 10/15/18	1,522,271	1,655,663
4.50% due 09/15/33	1,489,629	1,634,263
4.50% due 02/15/39	14,432	15,774
4.50% due 04/15/39	961,885	1,051,369
4.50% due 05/15/39	1,316,970	1,439,489
4.50% due 06/15/39	323,547	353,648
4.50% due 07/15/39	232,675	254,321
4.50% due 09/15/39	923,371	1,009,274
4.50% due 10/15/39	901,832	985,731
4.50% due 12/15/39	1,933,695	2,113,589
4.50% due 01/15/40	1,030,964	1,124,620
4.50% due 02/15/40	1,849,643	2,017,671
4.50% due 03/15/40	1,644,434	1,793,822
4.50% due 04/15/40	875,188	955,252
4.50% due 05/15/40	801,313	874,107
4.50% due 06/15/40	1,648,403	1,798,315
4.50% due 07/15/40	993,025	1,083,401
4.50% due 08/15/40	483,147	527,038
4.50% due 09/15/40	29,549	32,234
4.50% due 03/15/41	2,829,725	3,092,227
4.50% due 04/15/41	190,259	209,089
4.50% due 06/15/41	1,448,399	1,584,019
4.50% due 07/15/41	93,940	102,474
4.50% due 08/15/41	1,492,446	1,628,025
5.00% due 04/15/18	1,475,792	1,610,272
5.00% due 04/15/33	17,624	19,635
5.00% due 08/15/33	912,928	1,015,843
5.00% due 09/15/33	416,195	463,615
5.00% due 10/15/33	306,171	341,102
5.00% due 04/15/34	13,047	14,532
5.00% due 11/15/34	96,745	107,753
5.00% due 02/15/35	8,714	9,692
5.00% due 03/15/35	316,882	352,442
5.00% due 04/15/35	28,192	31,355
5.00% due 05/15/35	710,276	789,983
5.00% due 09/15/35	365,707	406,833
5.00% due 10/15/35	65,577	72,936
5.00% due 12/15/35	43,010	47,837
5.00% due 03/15/36	505,024	561,646
5.00% due 05/15/36	608,891	675,508
5.00% due 06/15/36	390,337	433,042
5.00% due 09/15/36	934,875	1,039,614
5.00% due 10/15/36	309,600	343,473
5.00% due 11/15/36	23,552	26,129
5.00% due 12/15/36	132,912	147,454
5.00% due 01/15/37	1,591,640	1,765,030
5.00% due 02/15/37	662,328	734,967
5.00% due 03/15/37	587,284	651,261
5.00% due 04/15/37	564,437	625,925
5.00% due 08/15/38	4,885,755	5,417,233
5.50% due 11/15/32	4,716	5,324
5.50% due 03/15/33	167,711	189,347
5.50% due 04/15/33	289,786	327,205
5.50% due 05/15/33	588,667	664,054
5.50% due 06/15/33	2,434,222	2,748,009
5.50% due 07/15/33	749,419	846,024
5.50% due 10/15/33	717,283	809,745
5.50% due 12/15/33	139,155	157,092
5.50% due 01/15/34	1,739,733	1,962,908
5.50% due 02/15/34	1,011,020	1,144,662
6.00% due 01/15/28	1,259	1,437
6.00% due 04/15/28	553,036	628,734
6.00% due 10/15/28	3,179	3,627
6.00% due 04/15/29	22,332	25,445
6.00% due 05/15/29	45,222	51,588
6.00% due 06/15/29	17,546	20,006
6.00% due 04/15/31	10,525	11,981
6.00% due 05/15/31	21,395	24,413
6.00% due 11/15/31	131,619	149,846
6.00% due 12/15/31	7,689	8,750
6.00% due 01/15/32	69,339	78,912
6.00% due 02/15/32	16,464	18,735
6.00% due 03/15/32	3,565	4,058
6.00% due 08/15/32	149,722	171,282
6.00% due 11/15/32	15,945	18,194
6.00% due 12/15/32	5,168	5,881
6.00% due 01/15/33	11,444	13,024
6.00% due 02/15/33	17,909	20,382
6.00% due 03/15/33	45,311	51,566
6.00% due 04/15/33	181,799	206,908
6.00% due 07/15/33	116,089	132,117
6.00% due 08/15/33	977,604	1,112,680
6.00% due 09/15/33	158,932	180,875
6.00% due 10/15/33	494,143	562,390
6.00% due 11/15/33	58,589	66,694
6.00% due 12/15/33	333,338	379,359
6.00% due 02/15/34	93,198	106,065
6.00% due 05/15/34	8,914	10,145
6.00% due 06/15/34	21,354	24,276
6.00% due 07/15/34	613,447	699,025
6.00% due 08/15/34	75,482	85,903
6.00% due 09/15/34	335,234	381,087
6.00% due 10/15/34	999,764	1,136,544
6.00% due 12/15/34	147,338	167,496
6.00% due 06/15/35	46,410	52,721
6.00% due 08/15/35	68,332	77,607
6.50% due 02/15/29	5,199	6,028
6.50% due 05/15/31	3,416	3,960
6.50% due 06/15/31	11,765	13,640
6.50% due 07/15/31	20,405	23,656
6.50% due 08/15/31	32,964	38,218
6.50% due 09/15/31	99,732	115,624
6.50% due 10/15/31	128,394	148,852
6.50% due 11/15/31	5,540	6,422
6.50% due 01/15/32	8,066	9,352
6.50% due 02/15/32	187,240	217,075
7.00% due 07/15/23	11,626	13,416
7.00% due 10/15/23	24,206	27,933
7.00% due 09/15/25	111,221	128,637
7.00% due 03/20/29	9,817	11,485
7.00% due 06/20/29	1,465	1,708
7.00% due 11/20/30	29,203	34,114
7.50% due 04/15/17	6,066	6,205
7.50% due 08/15/23	72,814	76,397
7.50% due 09/15/23	256,220	273,925
9.00% due 12/15/16	23,872	25,044
11.00% due 08/20/15	39	39
11.00% due 09/20/15	130	146
11.50% due 05/20/15	703	707
12.50% due 09/15/14	1,905	1,917
13.50% due 02/15/13	1,441	1,467
15.00% due 06/15/12	283	282
15.00% due 09/15/12	41	41

		64,403,601

Small Business Administration — 0.3%
6.30% due 06/01/18	369,698	403,959

Total U.S. Government Agencies (cost $60,262,331)		65,390,877

U.S. GOVERNMENT TREASURIES — 33.4%
United States Treasury Bonds — 15.5%
3.88% due 08/15/40	1,000,000	1,198,750
4.25% due 11/15/40	8,000,000	10,202,496
4.75% due 02/15/41	8,000,000	11,025,000

		22,426,246

United States Treasury Notes — 17.9%
1.25% due 10/31/15	2,000,000	2,051,250
1.50% due 07/31/16	16,000,000	16,541,248
2.00% due 11/15/21	6,000,000	6,068,436
3.13% due 05/15/19	1,000,000	1,121,250

		25,782,184

Total U.S. Government Treasuries (cost $42,074,532)		48,208,430

Total Long-Term Investment Securities (cost $102,336,863)		113,599,307

REPURCHASE AGREEMENT — 20.8%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $30,034,000)	30,034,000	30,034,000

TOTAL INVESTMENTS (cost $132,370,863) (2)	99.6%	143,633,307
Other assets less liabilities	0.4	511,484

NET ASSETS	100.0%	$144,144,791

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$556,080	$—	556,080
Federal National Mtg.Assoc.	—	27,237	—	27,237
Government National Mtg. Assoc.	—	64,403,601	—	64,403,601
Small Business Administration	—	403,959		403,959
U.S. Government Treasuries	—	48,208,430	—	48,208,430
Repurchase Agreement	—	30,034,000	—	30,034,000

Total	$—	$143,633,307	$—	$143,633,307

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 77.8%
Government National Mtg. Assoc. — 77.8%
4.00% due 11/15/40	$8,495,049	$9,126,603
4.00% due 12/15/40	975,493	1,048,015
4.00% due 03/15/41	4,999,997	5,371,715
4.00% due 08/15/41	529,459	568,821
4.50% due 05/15/18	573,919	624,211
4.50% due 08/15/18	267,040	290,440
4.50% due 09/15/18	929,777	1,011,836
4.50% due 10/15/18	1,241,881	1,350,705
4.50% due 08/15/33	84,294	92,479
4.50% due 09/15/33	278,035	305,031
4.50% due 10/15/38	250,465	274,079
4.50% due 12/15/38	317,163	346,966
4.50% due 02/15/39	166,030	181,476
4.50% due 03/15/39	716,296	782,934
4.50% due 04/15/39	233,109	254,918
4.50% due 05/15/39	2,877,638	3,145,349
4.50% due 06/15/39	9,205,338	10,061,724
4.50% due 07/15/39	3,071,643	3,357,401
4.50% due 08/15/39	191,690	209,523
4.50% due 09/15/39	255,045	278,771
4.50% due 10/15/39	153,184	167,435
4.50% due 11/15/39	1,085,845	1,186,862
4.50% due 12/15/39	1,143,463	1,249,842
4.50% due 01/15/40	153,654	167,613
4.50% due 02/15/40	4,770,127	5,203,462
4.50% due 03/15/40	1,706,735	1,861,782
4.50% due 04/15/40	3,203,304	3,495,453
4.50% due 05/15/40	542,033	591,551
4.50% due 06/15/40	1,073,653	1,171,463
4.50% due 07/15/40	844,866	921,617
4.50% due 08/15/40	71,712	78,227
4.50% due 09/15/40	707,213	772,238
4.50% due 10/15/40	67,054	73,230
4.50% due 11/15/40	889,475	970,277
4.50% due 01/15/41	895,533	976,886
4.50% due 02/15/41	1,306,926	1,425,652
4.50% due 03/15/41	4,494,105	4,912,407
4.50% due 04/15/41	5,666,999	6,181,810
4.50% due 05/15/41	1,773,215	1,934,301
4.50% due 06/15/41	1,188,149	1,296,462
4.50% due 07/15/41	887,138	967,729
4.50% due 08/15/41	460,801	502,662
5.00% due 03/15/18	225,952	247,368
5.00% due 04/15/18	2,254,460	2,463,092
5.00% due 05/15/18	3,789,173	4,137,562
5.00% due 01/15/33	5,423	6,042
5.00% due 05/15/33	5,932	6,607
5.00% due 08/15/33	1,162,416	1,295,040
5.00% due 09/15/33	1,271,831	1,417,265
5.00% due 10/15/33	3,023,539	3,368,574
5.00% due 04/15/34	16,914	18,844
5.00% due 05/15/34	77,823	86,677
5.00% due 11/15/34	331,007	368,670
5.00% due 12/15/34	305,136	339,855
5.00% due 09/15/35	9,125	10,149
5.00% due 10/15/35	60,683	67,493
5.00% due 11/15/35	61,518	68,421
5.00% due 12/15/35	29,467	32,774
5.00% due 02/15/36	90,472	100,557
5.00% due 04/15/36	265,819	294,901
5.00% due 06/15/36	734,429	814,780
5.00% due 07/15/36	274,266	304,273
5.00% due 08/15/36	8,492	9,444
5.00% due 09/15/36	412,806	459,561
5.00% due 10/15/36	24,576	27,557
5.00% due 11/15/36	151,167	167,706
5.00% due 12/15/36	475,963	528,037
5.00% due 01/15/37	229,531	254,535
5.00% due 02/15/37	556,111	616,692
5.00% due 04/15/37	3,106,652	3,446,346
5.00% due 12/15/37	10,626	11,783
5.00% due 04/15/38	5,255,727	5,827,451
5.00% due 05/15/38	3,397,959	3,768,017
5.00% due 06/15/38	170,039	188,536
5.00% due 08/15/38	386,934	429,025
5.00% due 10/15/38	501,988	556,792
5.00% due 01/15/39	714,672	792,415
5.00% due 02/15/39	1,477,198	1,637,889
5.00% due 03/15/39	2,477,346	2,746,835
5.00% due 04/15/39	1,484,063	1,645,501
5.00% due 08/15/39	1,563,780	1,733,888
5.00% due 09/15/39	70,442	78,104
5.00% due 10/15/39	5,665,283	6,281,560
5.00% due 11/15/39	3,496,286	3,876,616
5.00% due 12/15/39	3,006,669	3,341,725
5.00% due 04/15/40	3,145,311	3,487,462
5.00% due 05/15/40	23,219,754	25,745,626
5.00% due 06/15/40	318,723	353,394
5.50% due 06/15/29	2,274	2,544
5.50% due 01/15/32	21,861	24,679
5.50% due 02/15/33	77,660	87,671
5.50% due 03/15/33	305,694	345,131
5.50% due 04/15/33	845,258	954,236
5.50% due 05/15/33	1,333,219	1,502,046
5.50% due 06/15/33	463,084	522,809
5.50% due 07/15/33	3,534	3,989
5.50% due 08/15/33	52,730	59,527
5.50% due 10/15/33	521,612	588,851
5.50% due 12/15/33	259,859	293,441
5.50% due 01/15/34	418,671	472,448
5.50% due 02/15/34	153,203	172,949
5.50% due 07/15/35	251,465	283,330
5.50% due 09/15/35	12,040,335	13,566,071
5.50% due 10/15/35	658,558	742,010
5.50% due 11/15/35	982,032	1,106,474
5.50% due 12/15/35	5,498,755	6,195,736
5.50% due 02/15/36	217,405	245,022
5.50% due 03/15/36	1,846,380	2,077,618
5.50% due 05/15/36	93,044	104,631
5.50% due 09/15/36	244,904	275,402
5.50% due 03/15/37	231,058	259,615
5.50% due 04/15/37	342,419	385,810
5.50% due 05/15/37	85,481	96,046
5.50% due 12/15/37	166,279	186,829
5.50% due 01/15/38	228,979	257,208
5.50% due 02/15/38	194,193	218,134
5.50% due 04/15/38	405,099	455,040
5.50% due 05/15/38	1,409,119	1,588,842
5.50% due 06/15/38	1,402,460	1,575,371
5.50% due 07/15/38	1,596,064	1,793,410
5.50% due 08/15/38	1,108,557	1,246,540
5.50% due 10/15/38	4,998,847	5,615,272
5.50% due 11/15/38	416,694	468,064
5.50% due 12/15/38	840,791	944,538
5.50% due 01/15/39	6,508,034	7,310,354
5.50% due 02/15/39	464,491	521,754
5.50% due 03/15/39	270,225	303,538
5.50% due 05/15/39	101,200	113,697
5.50% due 08/15/39	1,318,637	1,481,200
5.50% due 09/15/39	396,016	445,034
5.50% due 10/15/39	1,967,115	2,211,820
5.50% due 11/15/39	613,102	688,797
5.50% due 12/15/39	1,941,585	2,180,946
5.50% due 01/15/40	145,075	162,959
5.50% due 03/15/40	572,203	642,745
5.50% due 04/15/40	307,173	345,743
5.50% due 05/15/40	209,703	235,555
5.50% due 06/15/40	258,474	291,955
5.50% due 08/15/40	8,106,634	9,107,764
5.50% due 09/15/40	533,447	599,211
5.50% due 10/15/40	930,038	1,044,694
5.50% due 11/15/40	60,601	68,072
5.50% due 12/15/40	232,121	261,172
5.50% due 02/15/41	4,301,576	4,832,800
5.50% due 06/15/41	323,531	363,416
6.00% due 11/15/23	1,605	1,816
6.00% due 01/15/24	4,545	5,155
6.00% due 07/15/28	1,912	2,182
6.00% due 12/15/28	136,795	156,087
6.00% due 01/15/29	282,349	322,039
6.00% due 02/15/29	258,159	294,332
6.00% due 03/15/29	316,052	360,632
6.00% due 04/15/29	573,720	655,017
6.00% due 05/15/29	32,335	36,896
6.00% due 06/15/29	77,159	87,954
6.00% due 07/15/29	100,452	115,034
6.00% due 08/15/29	7,521	8,582
6.00% due 10/15/29	93,683	106,895
6.00% due 04/15/31	6,770	7,719
6.00% due 07/15/31	13,877	15,793
6.00% due 10/15/31	51,118	58,327
6.00% due 11/15/31	361,684	411,674
6.00% due 12/15/31	159,409	181,504
6.00% due 01/15/32	285,860	325,348
6.00% due 02/15/32	12,082	13,751
6.00% due 07/15/32	42,992	48,927
6.00% due 09/15/32	377,333	429,429
6.00% due 10/15/32	85,923	97,786
6.00% due 11/15/32	804	916
6.00% due 12/15/32	27,699	31,523
6.00% due 01/15/33	73,629	83,810
6.00% due 02/15/33	654,546	744,947
6.00% due 03/15/33	67,763	77,119
6.00% due 04/15/33	579,267	659,277
6.00% due 05/15/33	472,861	538,315
6.00% due 06/15/33	418,386	476,148
6.00% due 08/15/33	205,629	234,029
6.00% due 10/15/33	27,228	30,988
6.00% due 11/15/33	139,091	158,294
6.00% due 12/15/33	251,516	286,705
6.00% due 01/15/34	251,616	286,074
6.00% due 02/15/34	218,236	248,966
6.00% due 03/15/34	62,389	70,925
6.00% due 04/15/34	163,405	185,761
6.00% due 05/15/34	102,683	116,860
6.00% due 06/15/34	93,712	106,515
6.00% due 07/15/34	316,273	360,324
6.00% due 08/15/34	309,445	351,846
6.00% due 09/15/34	125,087	142,072
6.00% due 10/15/34	296,703	337,295
6.00% due 11/15/34	417,406	474,513
6.00% due 12/15/34	53,901	61,360
6.00% due 01/15/35	50,447	57,346
6.00% due 02/15/35	232,943	265,294
6.00% due 04/15/35	31,489	35,777
6.00% due 05/15/35	6,338	7,208
6.00% due 06/15/35	138,058	156,861
6.00% due 11/15/35	4,499	5,110
6.00% due 12/15/35	123,691	140,703
6.00% due 01/15/36	428,138	485,797
6.00% due 02/15/36	74,068	84,254
6.00% due 03/15/36	248,961	282,624
6.00% due 04/15/36	294,684	335,268
6.00% due 05/15/36	801,228	910,185
6.00% due 06/15/36	306,105	347,314
6.00% due 07/15/36	266,419	302,285
6.00% due 08/15/36	7,591	8,611
6.00% due 09/15/36	60,195	68,505
6.00% due 10/15/36	317,513	360,327
6.00% due 11/15/36	521,015	591,157
6.00% due 07/15/37	641,378	727,123
6.00% due 09/15/37	854,515	968,753
6.00% due 10/15/37	344,599	390,667
6.00% due 11/15/37	18,670	21,175
6.00% due 12/15/37	19,316	21,898
6.00% due 01/15/38	723,945	820,501
6.00% due 02/15/38	502,739	569,792
6.00% due 06/15/38	30,015	34,018
6.00% due 07/15/38	1,279,787	1,450,484
6.00% due 08/15/38	756,211	857,070
6.00% due 09/15/38	5,204,442	5,898,584
6.00% due 10/15/38	793,862	899,744
6.00% due 11/15/38	2,354,580	2,668,813
6.00% due 12/15/38	1,517,954	1,720,411
6.00% due 01/15/39	2,172,490	2,462,247
6.00% due 08/15/39	844,595	957,256
6.00% due 09/15/39	35,078	39,764
6.00% due 10/15/39	1,264,771	1,433,460
6.00% due 11/15/39	886,807	1,005,293
6.00% due 01/15/40	686,394	777,942
6.00% due 02/15/40	10,455	11,850
6.00% due 03/15/40	301,755	342,001
6.00% due 04/15/40	952,021	1,078,998
6.00% due 05/15/40	674,438	764,462
6.50% due 03/15/28	10,726	12,394
6.50% due 08/15/28	17,267	20,018
6.50% due 01/15/29	1,795	2,081
6.50% due 02/15/29	706	819
6.50% due 03/15/29	67,140	77,839
6.50% due 04/15/29	712	826
6.50% due 05/15/29	5,682	6,573
6.50% due 06/15/29	19,899	23,069
6.50% due 07/15/29	1,511	1,752
6.50% due 10/15/29	2,900	3,362
6.50% due 08/15/31	71,078	82,404
6.50% due 09/15/31	9,991	11,583
6.50% due 10/15/31	128,394	148,852
6.50% due 11/15/31	76,228	88,374
6.50% due 12/15/31	81,740	94,765
6.50% due 02/15/32	143,331	166,170
6.50% due 05/15/32	360,561	418,013
6.50% due 06/15/32	58,163	67,431
7.00% due 03/15/23	12,589	14,527
7.00% due 01/20/24	351	403
7.00% due 03/20/24	283	325
7.00% due 07/20/25	1,096	1,262
7.00% due 09/15/25	48,301	55,865
7.00% due 01/20/29	20,833	24,294
7.00% due 02/20/29	3,442	4,014
7.00% due 06/20/29	7,264	8,471
7.00% due 07/20/29	26,222	30,579
7.00% due 09/20/29	2,547	2,970
7.00% due 10/20/29	4,884	5,695
7.00% due 11/20/29	1,681	1,961
7.00% due 03/20/30	2,866	3,348
7.00% due 06/20/30	2,544	2,972
7.00% due 08/20/30	6,362	7,432
7.00% due 09/20/30	10,181	11,893
7.00% due 10/20/30	12,169	14,215
8.00% due 11/15/26	53,579	64,178
8.00% due 12/15/29	7,746	8,736
8.00% due 04/15/30	13,113	15,232
8.00% due 05/15/30	1,261	1,411
8.00% due 08/15/30	26,043	31,412
8.50% due 03/15/17	8,164	8,543
8.50% due 05/15/21	2,984	2,995
8.50% due 12/15/22	23,321	23,499
8.50% due 01/15/23	43,155	44,174
8.50% due 09/15/24	11,562	13,917
9.00% due 07/15/16	11,072	11,369
9.00% due 10/15/16	3,018	3,031

		278,003,400

Small Business Administration — 0.0%
6.30% due 06/01/18	123,233	134,653

Total Long-Term Investment Securities (cost $264,474,744)		278,138,053

REPURCHASE AGREEMENTS — 21.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	7,879,000	7,879,000
UBS Securities LLC Joint Repurchase Agreement(1)	70,000,000	70,000,000

Total Repurchase Agreements (cost $77,879,000)		77,879,000

TOTAL INVESTMENTS (cost $342,353,744) (2)	99.6%	356,017,053
Other assets less liabilities	0.4	1,298,450

NET ASSETS	100.0%	$357,315,503

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$278,003,400	$—	278,003,400
Small Business Administration	—	134,653	—	134,653
Repurchase Agreements	—	77,879,000	—	77,879,000

Total	$—	$356,017,053	$—	$356,017,053

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (unaudited)

Security Description		Shares/Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
Banc of America Merrill Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)		$500,000	$470,689
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(2)		77,526	76,619
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*		488,068	502,019
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20		1,500,000	1,787,545
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*		1,000,000	1,087,634
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.87% due 02/25/34		83,754	73,052
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(2)		114,316	82,048
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20		330,000	394,861
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A 1 2.30% due 08/01/21		229,235	236,379
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)		2,000,000	2,105,102
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)		1,000,000	1,012,530
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(1)		2,682,744	2,913,422
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.69% due 12/25/35(2)		1,004,895	745,399
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)		500,000	436,052
Miramax LLC Series 2011-1A, Class A 6.25% due 10/20/21*		500,000	499,994
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(1)		200,000	185,816
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.64% due 06/11/42(1)		2,500,000	1,886,372
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)		1,000,000	733,357
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)		500,000	470,739
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*		107,321	108,370
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*		856,740	878,159
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(1)		2,750,000	2,008,564
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.69% due 07/25/36(2)		497,945	483,020

Total Asset Backed Securities (cost $20,110,095)			19,177,742

U.S. CORPORATE BONDS & NOTES — 42.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14		341,000	362,313

Advertising Services — 0.3%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*		1,220,000	610,000
Visant Corp. Company Guar. Notes 10.00% due 10/01/17		1,200,000	1,098,000

			1,708,000

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19		302,000	321,224
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36		373,000	426,777
Raytheon Co. Senior Notes 1.40% due 12/15/14		373,000	374,807
Raytheon Co. Senior Notes 4.70% due 12/15/41		254,000	260,859

			1,383,667

Aerospace/Defense-Equipment — 0.3%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*		585,000	610,752
Sequa Corp. Senior Notes 11.75% due 12/01/15*		1,025,000	1,091,625

			1,702,377

Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14		44,097	44,097
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,081,742	1,081,742
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		165,575	142,394
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*		1,047,000	1,078,410

			2,346,643

Auto-Cars/Light Trucks — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*		3,690,000	3,357,900
Daimler Finance North America LLC FRS Company Guar. Notes 1.18% due 03/28/14*		626,000	604,124

			3,962,024

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21		1,251,000	1,330,751

Auto/Truck Parts & Equipment-Original — 0.2%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18		940,000	979,950

Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16		784,000	808,077
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17		280,000	248,814
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17		2,260,714	2,260,714
KeyBank NA Sub. Notes 7.41% due 10/15/27		128,000	139,093
Regions Bank Sub. Notes 7.50% due 05/15/18		224,000	221,760
Zions Bancorp. Senior Notes 7.75% due 09/23/14		416,000	441,081

			4,119,539

Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.55% due 06/15/37		919,000	604,946

Banks-Money Center — 0.2%
Comerica Bank Sub. Notes 5.20% due 08/22/17		253,000	273,624
Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*		1,135,000	737,750

			1,011,374

Banks-Super Regional — 0.9%
Banc One Corp. Debentures 8.00% due 04/29/27		135,000	159,625
Bank of America NA Sub. Notes 5.30% due 03/15/17		436,000	393,233
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40		288,000	298,913
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14		346,000	334,952
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16		66,000	66,282
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20		213,000	241,400
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16		213,000	230,558
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(3)		852,000	834,960
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)		427,000	311,710
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17		614,000	617,166
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17		205,000	225,239
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26		38,000	38,456
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 02/17/12(3)		319,000	267,162
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17		410,000	369,862
Wells Fargo & Co. FRS Senior Notes 0.75% due 10/28/15		470,000	447,551
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)		235,000	251,744
Wells Fargo Bank NA FRS Sub. Notes 0.67% due 05/16/16		350,000	307,666

			5,396,479

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20		616,000	722,447

Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14		582,000	592,185
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17		650,000	666,250
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16		620,000	620,329

			1,878,764

Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*		1,250,000	1,312,500

Building Products-Cement — 0.2%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		1,515,000	1,322,404

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18		1,238,000	1,015,160

Building-Residential/Commercial — 0.4%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19		800,000	546,000
KB Home Company Guar. Notes 9.10% due 09/15/17		850,000	809,625
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18		1,000,000	950,000

			2,305,625

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21		1,925,000	1,949,062
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35		249,000	275,077
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16		1,190,000	1,362,064
CSC Holdings LLC Senior Notes 7.88% due 02/15/18		1,090,000	1,207,175
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15		912,000	1,003,200
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*		1,125,000	1,285,313
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28		250,000	306,277

			7,388,168

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18		1,075,000	1,136,813

Casino Hotels — 0.8%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(4)		1,504,206	1,551,213
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*		1,430,000	1,351,350
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17		1,425,000	1,512,281

			4,414,844

Casino Services — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*		1,045,000	674,025

Cellular Telecom — 1.3%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16		1,995,000	2,059,837
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15		5,950,000	5,444,250

			7,504,087

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 5.25% due 11/15/41		407,000	428,113
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16		64,000	63,906

			492,019

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18		1,904,000	1,785,000

Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24		405,000	508,756
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34		248,000	305,390

			814,146

Coal — 1.3%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19		1,525,000	1,479,250
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20		625,000	690,625
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*		1,600,000	1,640,000
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19		1,200,000	906,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18		1,469,000	1,410,240
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*		760,000	775,200
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*		900,000	900,000

			7,801,315

Commercial Services — 0.3%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15		2,465,000	1,922,700

Computer Graphics — 0.2%
Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*		1,360,000	1,298,800

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15		265,000	284,477
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*		1,188,000	1,211,760
International Business Machines Corp. Senior Notes 6.22% due 08/01/27		375,000	487,978

			1,984,215

Computers — 0.3%
Hewlett-Packard Co. Senior Notes 2.63% due 12/09/14		811,000	818,146
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16		598,000	602,218
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41		315,000	348,586

			1,768,950

Consulting Services — 0.3%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20		1,450,000	1,497,125

Consumer Products-Misc. — 0.5%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*		970,000	746,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*		2,235,000	2,335,575

			3,082,475

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19		684,000	748,980
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21		950,000	992,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26		1,285,000	1,323,550

			3,065,280

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17		750,000	821,250
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*		1,475,000	1,475,000

			2,296,250

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*		1,120,000	1,131,200

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20		1,050,000	1,078,875

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16		1,325,000	1,344,875

Diversified Banking Institutions — 1.7%
BAC Capital Trust XIII FRS Limited Guar. Notes 0.95% due 03/15/12(3)		1,070,000	620,581
BAC Capital Trust XV FRS Limited Guar. Notes 1.33% due 06/01/56		250,000	147,250
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14		408,000	367,018
Bank of America Corp. Sub. Notes 5.42% due 03/15/17		360,000	324,796
Bank of America Corp. Sub. Notes 7.25% due 10/15/25		117,000	107,785
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(3)		1,305,000	1,171,238
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15		356,000	351,633
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17		810,000	816,114
Citigroup, Inc. Senior Notes 6.00% due 08/15/17		50,000	52,398
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36		431,000	372,819
GMAC LLC Sub. Notes 8.00% due 12/31/18		1,825,000	1,793,062
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		654,000	674,986
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37		419,000	389,885
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15		451,000	442,155
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16		235,000	238,749
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42		263,000	274,463
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17		445,000	489,102
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(3)		200,000	212,938
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.46% due 05/15/77		105,000	71,816
Morgan Stanley Senior Notes 5.55% due 04/27/17		383,000	369,523
Morgan Stanley Senior Notes 5.63% due 09/23/19		272,000	251,893
Morgan Stanley Senior Notes 6.63% due 04/01/18		471,000	465,086

			10,005,290

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20		335,000	342,331
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38		504,000	534,032
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32		1,609,000	1,884,044

			2,760,407

Diversified Manufacturing Operations — 0.5%
3M Co. Senior Notes 1.38% due 09/29/16		715,000	721,136
General Electric Co. Senior Notes 5.25% due 12/06/17		190,000	218,075
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15		850,000	620,500
Harsco Corp. Senior Notes 2.70% due 10/15/15		436,000	449,659
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21		265,000	279,726
Textron, Inc. Senior Notes 4.63% due 09/21/16		780,000	799,432

			3,088,528

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16		265,000	285,791

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40		279,000	330,133

Electric-Generation — 0.6%
AES Corp. Senior Notes 8.00% due 10/15/17		1,020,000	1,122,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27		1,475,000	870,250
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19		842,410	737,109
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16		324,813	328,061
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		421,927	420,873

			3,478,293

Electric-Integrated — 0.8%
Cleco Power LLC Senior Notes 6.00% due 12/01/40		224,000	273,277
CMS Energy Corp. Senior Notes 2.75% due 05/15/14		382,000	377,277
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33		525,000	576,184
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16		108,000	112,264
Exelon Corp. Senior Notes 5.63% due 06/15/35		225,000	242,202
Georgia Power Co. Senior Notes 3.00% due 04/15/16		180,000	190,859
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17		463,204	475,942
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*		745,000	761,694
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34		294,000	363,925
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41		408,000	423,152
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*		1,270,000	1,077,913

			4,874,689

Electronic Components-Semiconductors — 0.3%
Broadcom Corp. Senior Notes 2.70% due 11/01/18		876,000	885,652
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*		725,000	774,844
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17		262,000	321,807

			1,982,303

Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20		1,219,000	1,204,433

Finance-Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18		641,000	642,662
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21		1,723,000	1,795,724
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*		1,100,000	1,122,000
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*		552,000	546,202

			4,106,588

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13		377,000	387,833

Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36		132,000	131,670

Finance-Investment Banker/Broker — 0.5%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17		425,000	449,309
GFI Group, Inc. Senior Notes 8.38% due 07/19/18		351,000	312,390
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12(3)(10)(11)†		222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17(10)(11)†		280,000	28
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38(10)(11)†		361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16		400,000	377,024
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38		134,000	127,316
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18		1,075,000	997,062
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*		423,000	426,650

			2,689,837

Finance-Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16		154,000	157,318
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18		183,000	190,491

			347,809

Finance-Other Services — 0.3%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17		1,509,000	1,456,185

Financial Guarantee Insurance — 0.4%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*		3,135,000	2,037,750

Firearms & Ammunition — 0.2%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15		1,192,000	1,263,520

Food-Misc. — 0.3%
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19		1,375,000	1,320,000
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40		458,000	595,831

			1,915,831

Funeral Services & Related Items — 0.3%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15		1,775,000	1,788,313

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(5)(6)		1,050,774	525,387

Gas-Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24		240,000	282,327

Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13		800,000	808,000

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15		808,000	753,460

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*		1,280,000	1,379,200
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18		1,450,000	1,468,125
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27(9)(10)†		1,090,000	250,700
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18		575,000	575,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20		1,175,000	1,180,875

			4,853,900

Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14		227,000	234,822
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12		284,000	287,276
Protective Life Corp. Senior Notes 8.45% due 10/15/39		540,000	618,783
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15		409,000	431,861

			1,572,742

Insurance-Multi-line — 0.5%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21		216,000	201,960
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18		633,000	666,586
Hartford Financial Services Group, Inc. FRS Jr. Debentures 8.13% due 06/15/68		2,075,000	2,054,250

			2,922,796

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*		195,000	203,345
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*		990,000	1,242,450

			1,445,795

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19		1,851,000	1,832,490

Medical Instruments — 0.4%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17		1,790,000	1,754,200
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20		456,000	509,051

			2,263,251

Medical Products — 0.4%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17		190,000	191,476
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27		295,000	394,217
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17		998,000	1,077,840
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(4)		775,000	782,750

			2,446,283

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.88% due 11/15/21		621,000	626,661
Amgen, Inc. Senior Notes 5.15% due 11/15/41		541,000	560,846
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15		240,000	256,248
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14		650,000	661,705
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21		610,000	645,802
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41		573,000	634,404

			3,385,666

Medical-Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16		530,000	559,150
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19		900,000	958,500
Johnson & Johnson Notes 5.55% due 08/15/17		405,000	488,914

			2,006,564

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*		1,360,000	1,399,100

Medical-HMO — 0.4%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19		1,025,000	1,055,750
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21		286,000	317,806
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*		1,050,000	1,092,000

			2,465,556

Medical-Hospitals — 0.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17		925,000	938,875
HCA, Inc. Senior Notes 7.50% due 11/15/95		1,975,000	1,520,750
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19		1,125,000	1,231,875
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19		800,000	698,000
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15		1,203,000	1,130,820

			5,520,320

Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19		370,000	382,815
Alcoa, Inc. Senior Notes 5.90% due 02/01/27		244,000	241,254

			624,069

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17		275,000	292,188

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20		442,000	438,453

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*		500,000	528,750

MRI/Medical Diagnostic Imaging — 0.3%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18		1,945,000	1,711,600

Multimedia — 0.2%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14(5)(6)(10)†		461,095	34,582
News America, Inc. Company Guar. Notes 6.55% due 03/15/33		394,000	429,031
News America, Inc. Company Guar. Notes 8.45% due 08/01/34		256,000	309,653
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33		385,000	504,628

			1,277,894

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16		1,650,000	1,790,250

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(5)(6)(8)(11)		500,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14		700,000	759,500
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18		477,000	494,098
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18		397,000	469,234

			1,722,832

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15		46,000	48,300
Xerox Corp. Senior Notes 4.50% due 05/15/21		324,000	328,362

			376,662

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19		613,000	771,090

Oil Companies-Exploration & Production — 2.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18		1,010,000	979,700
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18		975,000	984,750
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21		1,180,000	1,194,750
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20		1,652,000	1,771,770
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21		516,000	539,220
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16		720,000	793,800
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19		910,000	925,925
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*		550,000	576,125
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20		1,500,000	1,627,500
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16		959,000	671,300
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41		357,000	413,034
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21		1,039,000	1,119,522
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21		645,000	640,163
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28		518,000	599,364

			12,836,923

Oil Companies-Integrated — 0.3%
Hess Corp. Senior Notes 5.60% due 02/15/41		578,000	645,783
Hess Corp. Senior Notes 7.88% due 10/01/29		757,000	1,017,009

			1,662,792

Oil Field Machinery & Equipment — 0.1%
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*		590,000	603,275

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14		510,000	530,400
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20		290,000	263,495
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*		575,000	654,062

			1,447,957

Oil-Field Services — 0.6%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18		1,145,000	1,087,750
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*		1,065,000	1,033,050
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*		605,000	629,200
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19		700,000	715,750

			3,465,750

Paper & Related Products — 0.7%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*		612,000	679,908
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*		1,066,000	1,066,000
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30		1,956,000	2,223,884

			3,969,792

Pharmacy Services — 0.2%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*		636,000	643,711
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*		229,000	247,591

			891,302

Pipelines — 1.2%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20		502,000	553,267
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20		795,000	868,537
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40		687,000	801,130
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18		1,000,000	1,000,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*		550,000	586,716
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*		416,000	424,320
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21		945,000	983,981
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18		171,000	198,891
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18		525,000	557,813
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21		220,000	226,327
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16		650,000	661,375

			6,862,357

Printing-Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21		875,000	813,750

Publishing-Newspapers — 0.3%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17		1,520,000	1,470,600

Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16		281,000	277,191
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18		281,000	276,610
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17		669,000	692,564
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17		1,125,000	1,203,750
HCP, Inc. Senior Notes 3.75% due 02/01/16		200,000	203,493
HCP, Inc. Senior Notes 5.38% due 02/01/21		213,000	223,306
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18		180,000	177,785
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18		1,425,000	1,439,250

			4,493,949

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*		2,050,000	1,998,750

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16		1,535,000	1,454,029

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14(5)(6)†		3,285,000	329

Rental Auto/Equipment — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18		1,055,000	1,091,925
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*		1,085,000	1,019,900
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21		1,150,000	1,164,375
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20		950,000	926,250

			4,202,450

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21		550,000	583,000

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35		253,000	302,636

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27		328,000	396,850
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*		245,664	251,089
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*		424,000	434,244
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20		600,000	663,000

			1,745,183

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19		495,000	514,800

Retail-Restaurants — 0.4%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18		1,095,000	1,111,425
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15		1,325,000	1,394,562

			2,505,987

Retail-Toy Stores — 0.3%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17		1,625,000	1,681,875

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07(5)(6)(8)(11)†		100,000	0

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21		615,000	629,689

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14		1,115,000	702,450

Special Purpose Entities — 0.1%
FUEL Trust Sec. Notes 3.98% due 06/15/16*		377,000	376,949
FUEL Trust Sec. Notes 4.21% due 04/15/16*		288,000	290,445

			667,394

Steel-Producers — 0.6%
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20		315,000	332,325
JMC Steel Group Senior Notes 8.25% due 03/15/18*		975,000	950,625
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15		1,042,000	1,052,420
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16		1,035,000	1,078,987

			3,414,357

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20		651,000	654,255

Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28		251,000	295,401
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	40,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	180,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23		375,000	300,000
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17		1,550,000	1,674,000

			2,489,401

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20		363,000	370,453

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 6.45% due 06/15/34		256,000	307,917
BellSouth Corp. Senior Notes 6.55% due 06/15/34		224,000	266,643
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28		245,000	228,389
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21		363,000	363,669
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39		463,000	454,326
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18		2,300,000	2,317,250

			3,938,194

Television — 0.1%
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(4)		681,081	650,432

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21		945,000	966,263

Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		483,941	459,744

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11		402,000	466,643

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15		133,000	136,679
Ryder System, Inc. Senior Notes 3.60% due 03/01/16		137,000	141,336

			278,015

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18		1,150,000	1,253,500

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18		600,000	594,750

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18		360,000	366,215
Motorola, Inc. Senior Notes 6.63% due 11/15/37		11,445	11,820

			378,035

Total U.S. CORPORATE BONDS & NOTES (cost $253,490,690)			245,519,814

FOREIGN CORPORATE BONDS & NOTES — 9.7%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*		628,000	639,116

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*		660,000	653,768
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		250,000	242,500
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		500,000	291,331
Banco de Bogota SA Senior Notes 5.00% due 01/15/17*		260,000	262,062
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*		370,000	314,500
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		440,000	440,440
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)		396,000	328,680
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*		377,000	340,905
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)		205,000	157,850
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*		515,000	523,336
Credit Suisse New York Sub. Notes 6.00% due 02/15/18		257,000	253,461
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15		319,000	267,550
Finansbank AS Senior Notes 5.50% due 05/11/16*		425,000	379,058
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(3)		141,000	52,053
HBOS PLC Sub. Notes 6.75% due 05/21/18*		232,000	186,016
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(3)		1,420,000	1,015,300
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(3)		184,000	189,382
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15		326,000	318,779
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*		401,000	396,324
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16		386,000	392,790
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(3)		1,050,000	598,500

			7,604,585

Banks-Money Center — 0.0%
ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*		105,000	102,410
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*		152,000	150,905

			253,315

Banks-Mortgage — 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		400,000	376,510

Banks-Special Purpose — 0.4%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16		730,000	591,252
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK	10,500,000	1,815,485

			2,406,737

Building & Construction Products-Misc. — 0.1%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		470,000	459,425

Building Products-Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		380,000	379,050

Building-Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		350,000	313,250

Cellular Telecom — 0.3%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		1,800,000	1,541,250

Chemicals-Diversified — 0.3%
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		275,000	225,500
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*		1,310,000	1,313,275

			1,538,775

Chemicals-Plastics — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		1,325,000	1,444,250

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*		1,425,000	1,515,844

Diversified Banking Institutions — 0.2%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14		341,000	281,481
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(3)		1,565,000	1,066,156

			1,347,637

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*		425,000	454,750

Diversified Minerals — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14		302,000	302,709
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		263,000	341,170
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*		850,000	858,500

			1,502,379

Diversified Operations — 0.1%
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*		625,000	604,688

Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/21*		200,000	208,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17		120,000	132,000
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	1,378,000,000	762,894

			1,102,894

Electric-Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		360,000	361,652

Finance-Leasing Companies — 0.1%
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16		330,000	319,275

Finance-Other Services — 0.1%
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15		410,000	372,075
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		400,000	358,000

			730,075

Food-Retail — 0.1%
Tesco PLC Senior Notes 2.00% due 12/05/14*		700,000	707,311

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		389,000	386,454
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		350,000	309,029
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*		381,000	388,794

			1,084,277

Import/Export — 0.1%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		480,000	355,200
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19		400,000	353,000

			708,200

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10(5)(6)(7)(8)†		725,000	0
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/21*		500,000	508,750

			508,750

Insurance-Multi-line — 0.2%
Aegon NV FRS Jr. Sub. Notes 2.40% due 01/15/12(3)		111,000	47,897
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/12*(3)		997,000	847,450
XL Group PLC Senior Notes 6.38% due 11/15/24		318,000	334,299

			1,229,646

Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40		229,000	250,182

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*		248,000	276,269

Medical-Drugs — 0.0%
Hypermarcas SA Senior Notes 6.50% due 04/20/21*		310,000	275,125

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21		622,000	632,658

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		425,000	329,375
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21		235,000	182,125

			511,500

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		870,000	694,102

Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21		302,000	314,505
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21		1,269,000	1,348,798

			1,663,303

Oil Companies-Exploration & Production — 0.6%
Empresa Nacional del Petroleo Notes 4.75% due 12/06/21*		325,000	323,641
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*		260,000	258,700
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		270,000	274,050
Kodiak Oil & Gas Corp. Senior Notes 8.13% due 12/01/19*		1,125,000	1,165,781
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16		342,000	304,380
Nexen, Inc. Senior Notes 6.40% due 05/15/37		546,000	578,356
Nexen, Inc. Senior Notes 7.50% due 07/30/39		303,000	363,233
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		406,895	403,843

			3,671,984

Oil Companies-Integrated — 0.8%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*		930,000	950,326
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16		999,000	1,005,371
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		451,000	472,388
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21		623,000	648,595
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19		405,000	418,162
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25		290,000	391,188
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		350,000	172,375
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		950,000	716,300

			4,774,705

Paper & Related Products — 0.3%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*		475,000	504,688
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		1,475,000	1,264,812

			1,769,500

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		272,000	272,915

Real Estate Operations & Development — 0.2%
Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17		300,000	243,310
Country Garden Holdings Co., Inc. Senior Notes 11.13% due 02/23/18*		410,000	354,650
Country Garden Holdings Co., Inc. Company Guar. Notes 11.25% due 04/22/17*		500,000	430,000
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*		450,000	402,750

			1,430,710

Retail-Consumer Electronics — 0.1%
Grupo Elektra SA de CV Company Guar. Notes 7.25% due 08/06/18		340,000	326,208

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*		1,475,000	1,497,125

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18		1,100,000	1,144,000

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*(6)(7)(10)†		1,330,000	13
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*		260,000	191,100
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*		373,000	361,810

			552,923

Steel-Producers — 0.2%
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		320,000	273,200
Evraz Group SA Senior Notes 6.75% due 04/27/18*		400,000	356,170
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		415,000	387,108

			1,016,478

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,425,000	1,403,625
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*		720,000	655,200

			2,058,825

Telephone-Integrated — 0.2%
Brasil Telecom SA Senior Notes 9.75% due 09/15/16*	BRL	575,000	302,104
British Telecommunications PLC Senior Notes 9.63% due 12/15/30		34,000	47,916
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		621,000	569,662
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		327,000	305,711

			1,225,393

Therapeutics — 0.2%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		1,305,000	1,332,731

Transport-Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		385,000	331,100

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18		410,000	465,265
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		513,000	520,272
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		415,000	438,701

			1,424,238

Transport-Services — 0.1%
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		640,000	480,193

Total Foreign Corporate Bonds & Notes (cost $60,976,068)			56,745,808

FOREIGN GOVERNMENT AGENCIES — 15.3%
Regional Authority — 0.1%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15		612,000	648,388

Sovereign — 15.1%
Commonwealth of Australia Senior Notes 4.50% due 10/21/14	AUD	1,600,000	1,695,966
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	1,115,000	1,284,036
Dominican Republic Senior Notes 7.50% due 05/06/21*		1,441,000	1,412,180
Dominican Republic Senior Notes 7.50% due 05/06/21		1,350,000	1,323,000
European Union Senior Notes 3.25% due 04/04/18	EUR	190,000	257,744
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		850,000	949,875
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		381,000	441,960
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19		690,000	815,925
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		430,000	593,400
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		1,170,000	1,755,000
Federal Republic of Brazil Senior Notes 10.25% due 01/10/28	BRL	2,000,000	1,222,356
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	292,000	515,719
Government of Bermuda Senior Notes 5.60% due 07/20/20*		340,000	380,800
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,500,000	2,863,681
Government of Canada Bonds 5.75% due 06/01/29	CAD	2,220,000	3,216,260
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	163,600,000	2,300,426
Government of Poland Bonds 6.25% due 10/24/15	PLN	2,500,000	752,001
Government of Poland Bonds 6.38% due 07/15/19		750,000	830,625
Government of Qatar Senior Notes 4.50% due 01/20/22*		1,160,000	1,194,800
Government of Switzerland Bonds 3.00% due 05/12/19	CHF	1,215,000	1,520,209
Government of Ukraine Senior Notes 6.25% due 06/17/16		370,000	324,675
Government of Ukraine Notes 7.65% due 06/11/13		800,000	768,000
Government of Ukraine Bonds 7.75% due 09/23/20		1,250,000	1,081,250
Government of Ukraine Bonds 7.95% due 02/23/21		460,000	403,650
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	14,970,000	2,792,084
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	5,475,000	1,017,085
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	27,610,000	4,519,390
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,228,000	1,262,888
Republic of Argentina Notes 2.50% due 12/31/38(13)		1,764,761	622,078
Republic of Argentina Bonds 7.00% due 04/17/17		920,000	782,000
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,542,532	1,126,049
Republic of Argentina Senior Notes 8.75% due 06/02/17		440,000	413,600
Republic of Belarus Bonds 8.75% due 08/03/15		530,000	463,750
Republic of Belarus Senior Notes 8.95% due 01/26/18		550,000	473,000
Republic of Chile Bonds 5.50% due 08/05/20	CLP	399,000,000	798,768
Republic of Colombia Bonds 4.38% due 07/12/21		480,000	516,000
Republic of Colombia Senior Notes 7.38% due 03/18/19		650,000	819,000
Republic of Colombia Senior Notes 7.38% due 09/18/37		300,000	421,500
Republic of Colombia Senior Notes 8.13% due 05/21/24		360,000	500,400
Republic of Croatia Senior Notes 6.38% due 03/24/21		900,000	823,500
Republic of Croatia Senior Notes 6.63% due 07/14/20		900,000	839,250
Republic of Croatia Senior Notes 6.75% due 11/05/19		640,000	608,000
Republic of El Salvador Senior Bonds 7.38% due 12/01/19		770,000	831,600
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		750,000	813,750
Republic of Gabon Bonds 8.20% due 12/12/17		570,000	649,800
Republic of Hungary Sec. Notes 4.75% due 02/03/15		1,340,000	1,219,400
Republic of Hungary Senior Notes 6.25% due 01/29/20		580,000	522,000
Republic of Hungary Senior Notes 6.38% due 03/29/21		780,000	698,100
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	90,000,000	329,484
Republic of Hungary Senior Notes 7.63% due 03/29/41		1,522,000	1,339,360
Republic of Indonesia Senior Notes 5.88% due 03/13/20		900,000	1,019,250
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		620,000	892,800
Republic of Indonesia Senior Notes 11.63% due 03/04/19		350,000	517,125
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32(10)†		1,140,000	570,000
Republic of Lithuania Senior Notes 6.13% due 03/09/21		720,000	716,400
Republic of Lithuania Senior Notes 6.75% due 01/15/15		770,000	802,725
Republic of Lithuania Senior Notes 7.38% due 02/11/20		730,000	788,400
Republic of Peru Senior Bonds 6.55% due 03/14/37		211,000	267,970
Republic of Peru Senior Bonds 8.75% due 11/21/33		720,000	1,098,000
Republic of Poland Senior Notes 5.00% due 03/23/22		400,000	402,000
Republic of Poland Bonds 5.13% due 04/21/21		540,000	549,450
Republic of Serbia Senior Notes 7.25% due 09/28/21*		840,000	806,400
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	1,980,000	1,646,094
Republic of South Africa Bonds 5.88% due 05/30/22		712,000	818,800
Republic of South Africa Senior Bonds 6.88% due 05/27/19		710,000	855,550
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		810,000	810,000
Republic of Sri Lanka Bonds 6.25% due 07/27/21*		598,000	592,106
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		587,000	614,149
Republic of Sri Lanka Senior Notes 8.25% due 10/24/12		550,000	558,943
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	37,000,000	856,345
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		330,000	442,200
Republic of the Philippines Bonds 9.88% due 01/15/19		300,000	416,250
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		265,000	417,375
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	700,000	327,794
Republic of Turkey Bonds 5.63% due 03/30/21		320,000	323,600
Republic of Turkey Notes 6.75% due 04/03/18		520,000	567,450
Republic of Turkey Notes 6.88% due 03/17/36		755,000	787,087
Republic of Turkey Senior Notes 7.00% due 06/05/20		350,000	386,750
Republic of Turkey Senior Notes 7.50% due 11/07/19		390,000	442,650
Republic of Turkey Senior Notes 8.00% due 02/14/34		611,000	722,507
Republic of Turkey Bonds 11.88% due 01/15/30		500,000	818,150
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		530,000	493,562
Republic of Venezuela Bonds 9.00% due 05/07/23		550,000	393,250
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		620,000	427,800
Republic of Venezuela Senior Notes 11.95% due 08/05/31		530,000	433,275
Republic of Venezuela Bonds 12.75% due 08/23/22		210,000	189,525
Russian Federation Bonds 5.00% due 04/29/20		800,000	825,320
Russian Federation Senior Notes 7.50% due 03/31/30(13)		2,084,995	2,421,200
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	481,741
Russian Federation Bonds 7.85% due 03/10/18	RUB	35,000,000	1,103,124
Russian Federation Notes 12.75% due 06/24/28		1,100,000	1,875,500
United Mexican States Senior Notes 6.05% due 01/11/40		620,000	757,950
United Mexican States Bonds 7.25% due 12/15/16	MXN	33,510,000	2,570,480
United Mexican States Senior Notes 7.50% due 04/08/33		840,000	1,184,400
United Mexican States Bonds 8.00% due 12/17/15	MXN	4,900,000	383,380
United Mexican States Bonds 8.00% due 06/11/20	MXN	4,300,000	341,580

			87,821,781

Sovereign Agency — 0.1%
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		930,000	747,337

Total Foreign Government Agencies (cost $89,056,717)			89,217,506

U.S. GOVERNMENT AGENCIES — 14.3%
Federal Home Loan Mtg. Corp. — 4.2%
4.00% due 09/01/40		906,515	952,147
4.00% due 02/01/41		2,065,238	2,169,197
4.50% due 02/01/20		68,831	73,314
4.50% due 08/01/20		150,133	159,912
4.50% due 01/01/39		245,777	260,661
5.00% due 09/01/18		161,619	174,058
5.00% due 07/01/20		254,196	273,999
5.00% due 01/01/24		362,064	388,347
5.00% due 02/01/34		167,259	180,071
5.00% due 03/01/34		1,368,852	1,472,848
5.00% due 05/01/34		144,247	157,910
5.00% due 02/01/35		233,238	250,958
5.00% due 07/01/35		370,522	398,671
5.00% due 08/01/35		415,241	446,788
5.00% due 04/01/36		225,283	242,399
5.00% due 05/01/36		130,328	140,270
5.00% due 08/01/36		184,217	198,270
5.00% due 03/01/39		1,039,707	1,124,700
5.00% due 07/01/40		880,335	946,804
5.50% due 05/01/37		550,452	600,270
5.50% due 06/01/37		173,169	188,138
5.50% due 09/01/37		507,693	551,579
5.50% due 10/01/37		1,934,993	2,102,256
5.50% due 11/01/37		606,958	669,288
5.50% due 12/01/37		491,284	533,751
5.50% due 01/01/38		1,197,945	1,302,808
5.50% due 02/01/38		352,563	383,039
5.50% due 07/01/38		299,288	325,159
6.00% due 10/01/37		535,172	588,625
6.00% due 12/01/37		1,032,240	1,135,340
6.00% due 10/01/39		1,528,483	1,679,236
6.50% due 05/01/29		3,796	4,350
6.50% due 02/01/35		80,223	90,818
6.50% due 11/01/37		2,193,567	2,461,328
7.00% due 06/01/29		7,775	9,060
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40		913,650	1,011,595
Series 41, Class F 10.00% due 05/15/20		5,894	6,438
Series 1103, Class N 11.57% due 06/15/21 (12)		3,215	687
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.52% due 09/15/39 (12)		6,174,916	1,040,357

			24,695,446

Federal National Mtg. Assoc. — 9.5%
4.00% due 06/01/39		801,719	852,599
4.00% due 09/01/40		2,504,538	2,633,351
4.00% due 10/01/40		1,370,424	1,440,907
4.00% due 03/01/41		1,453,733	1,528,501
4.00% due 08/01/41		1,983,270	2,085,893
4.50% due 06/01/19		163,893	175,386
4.50% due 11/01/22		318,420	340,551
4.50% due 06/01/23		218,583	233,229
4.50% due 10/01/24		611,363	651,945
4.50% due 03/01/25		768,297	819,295
4.50% due 05/01/25		662,820	706,817
4.50% due 07/01/25		988,682	1,054,309
4.50% due 01/01/39		2,142,540	2,281,762
4.50% due 07/01/40		1,884,875	2,010,299
4.50% due 08/01/40		2,590,274	2,758,589
4.50% due 07/01/41		2,855,283	3,040,818
5.00% due 06/01/19		90,501	97,764
5.00% due 01/01/23		64,188	69,088
5.00% due 03/01/34		127,661	138,057
5.00% due 04/01/35		2,506,856	2,711,018
5.00% due 05/01/35		72,330	78,199
5.00% due 02/01/37		122,233	132,131
5.00% due 04/01/37		534,492	577,772
5.00% due 05/01/37		167,858	181,450
5.00% due 06/01/37		13,126	14,188
5.00% due 07/01/37		136,421	147,466
5.00% due 05/01/40		321,759	347,963
5.00% due 07/01/40		3,468,910	3,751,424
5.00% due 08/01/40		1,292,626	1,397,899
5.50% due 11/01/19		479,343	521,928
5.50% due 08/01/20		143,166	155,796
5.50% due 11/01/22		229,991	249,728
5.50% due 08/01/23		167,929	182,340
5.50% due 01/01/29		1,323	1,449
5.50% due 08/01/34		1,678,509	1,833,830
5.50% due 02/01/35		220,725	241,012
5.50% due 03/01/35		1,332,469	1,455,769
5.50% due 12/01/35		310,523	339,063
5.50% due 12/01/36		229,187	250,037
5.50% due 04/01/37		94,663	103,156
5.50% due 08/01/37		4,420,093	4,821,823
5.50% due 03/01/38		15,880	17,305
6.00% due 02/01/32		67,611	75,368
6.00% due 05/01/34		8,544	9,494
6.00% due 10/01/34		231,696	257,812
6.00% due 06/01/35		58,503	64,703
6.00% due 07/01/37		1,773,600	1,954,902
6.00% due 08/01/37		87,058	95,957
6.00% due 10/01/37		167,820	185,526
6.00% due 11/01/37		960,347	1,058,517
6.00% due 11/01/38		2,074,277	2,286,316
6.00% due 12/01/38		2,720,353	2,997,585
6.00% due 04/01/40		793,214	875,772
6.50% due 02/01/35		41,173	46,449
6.50% due 10/01/38		1,463,886	1,638,598
7.50% due 01/01/30		6,473	7,730
7.50% due 09/01/30		2,652	2,968
8.00% due 11/01/28		11,249	13,385
13.00% due 11/15/15		293	325
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(2)		956,404	1,037,145
Series 1989-2, Class D 8.80% due 01/25/19(2)		18,485	21,107
Series 1989-17, Class E 10.40% due 04/25/19(2)		1,143	1,272

			55,062,837

Government National Mtg. Assoc. — 0.6%
5.00% due 04/15/40		2,974,620	3,312,147
7.50% due 07/15/27		8,788	9,342
7.50% due 10/15/27		54,188	59,473

			3,380,962

Total U.S. Government Agencies (cost $79,844,537)			83,139,245

U.S. GOVERNMENT TREASURIES — 5.2%
United States Treasury Bonds — 1.1%
2.13% due 02/15/40 TIPS(14)		352,007	472,377
2.13% due 02/15/41 TIPS(14)		626,604	846,356
3.75% due 08/15/41		3,423,000	4,025,770
4.38% due 05/15/41		481,000	626,728
5.25% due 11/15/28		56,000	77,210

			6,048,441

United States Treasury Notes — 4.1%
0.25% due 09/15/14		481,000	479,797
0.63% due 07/15/14		488,000	491,774
0.75% due 06/15/14		3,547,000	3,585,517
1.38% due 02/15/13		450,000	455,994
1.38% due 11/30/15		105,000	108,199
1.38% due 12/31/18		4,000,000	4,007,500
1.75% due 05/31/16		1,760,000	1,840,437
2.00% due 11/30/13		197,000	203,503
2.13% due 05/31/15		82,000	86,568
2.38% due 05/31/18		2,715,000	2,911,414
2.75% due 05/31/17		265,000	290,030
3.13% due 05/15/21		8,575,000	9,574,519

			24,035,252

Total U.S. Government Treasuries (cost $28,801,342)			30,083,693

LOANS (15)(16)— 0.1%
Medical-Drugs — 0.1%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(5)(6)(8)(17) (cost $1,654,363)		1,669,715	644,009

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds 4.80% due 06/01/2111		616,000	637,739
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051		554,000	571,434

Total Municipal Bonds & Notes (cost $1,163,808)			1,209,173

COMMON STOCK — 0.0%
Banks-Commercial — 0.0%
Lloyds Banking Group PLC†		600,576	241,614

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(5)(6)(17)(18)		128,418	0

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(17)		4,107	329

Total Common Stock (cost $421,853)			241,943

PREFERRED STOCK — 1.2%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*		12,063	634,062

Banks-Super Regional — 0.2%
US Bancorp FRS 3.50%		759	544,962
Wachovia Capital Trust IX 6.38%		12,800	321,280

			866,242

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. 7.00%*		2,512	1,800,712
Goldman Sachs Group, Inc. 6.13%		48,000	1,188,960
Goldman Sachs Group, Inc. 6.50%		18,643	467,007
HSBC Holdings PLC 8.00%		9,360	243,921

			3,700,600

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(13)		8,582	223,046

Electric-Integrated — 0.1%
Southern California Edison Co. FRS 4.90%		2,250	224,550

Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%		19,440	496,109

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS† 8.38%		11,300	15,029

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(5)(6)(17)		39,177	0

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%		29,200	560,932

Total Preferred Stock (cost $7,169,366)			6,720,570

WARRANTS †— 0.0%
Oil Field Services — 0.0%
Green Field Energy Services Expires 11/15/21		1,065	47,925

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(5)(6)		6,739	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(5)(6)(17)		325	81,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(5)(6)(17)		325	48,750

			130,000

Total Warrants
(cost $6,978)			177,925

WARRANTS — 0.0%
Total Long-Term Investment Securities
(cost $542,695,817)			532,877,428

SHORT-TERM INVESTMENT SECURITIES — 6.3%
Time Deposits — 6.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $36,722,000)		36,722,000	36,722,000

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (19) (cost $9,575,000)		9,575,000	9,575,000

TOTAL INVESTMENTS (cost $588,992,817) (20)		99.4%	579,174,428
Other assets less liabilities		0.6	3,212,363

NET ASSETS		100.0%	$582,386,791

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $98,972,758 representing 16.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Perpetual maturity - maturity date reflects the next call date.

(4)	Income may be received in cash or additional bonds at the discretion of the issuer.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(6)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $1,334,649 representing 0.2% of net assets.

(7)	Company has filed bankruptcy in the country of issuance.

(8)	Security in default of interest and did not pay principal at maturity.

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	Bond in default

(11)	Company has filed for Chapter 7 bankruptcy.

(12)	Interest Only

(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(14)	Principal amount of security is adjusted for inflation.

(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(17)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Critical Care Systems International, Inc.
Common Stock	7/20/2006	$4,107	$—	$329	$0.08	0.00%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrant	3/15/2011	325	—	81,250	250.00	0.01
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50) Warrant	3/15/2011	325	—	48,750	150.00	0.01

Triax Pharmaceuticals LLC
16.50% due 08/30/11 Loan Agreement	8/31/2007	1,500,000	1,478,967
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,238
	7/3/2008	11,449	11,449
	10/9/2008	11,534	11,534
	1/6/2009	11,751	11,750
	4/7/2009	11,579	11,579
	7/1/2009	11,796	11,796
	10/7/2009	11,885	11,885
	12/22/2010	48,346	48,347
	3/17/2011	91	91
	3/29/2011	12,611	12,611
	6/15/2011	12,155	24,831

		1,669,715	1,661,357	644,009	38.57	0.11
Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	0	0.00	0.00
Triax Pharmaceuticals LLC
Preferred Stock	8/31/2007	39,177	78,353	0	0.00	0.00

				$774,338		0.13%

(18)	Consists of more than one type of securities traded together as a unit.

(19)	See Note 2 for details of Joint Repurchase Agreements.

(20)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC— Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Columbian Peso

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — New Turkish Lira

USD — U.S. Dollar

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$19,177,742	$—	$19,177,742
U.S. Corporate Bonds & Notes	—	242,903,478	2,616,336	245,519,814
Foreign Corporate Bonds & Notes	—	56,745,808	0	56,745,808
Foreign Government Agencies	—	89,217,506	—	89,217,506
U.S. Government Agencies	—	83,139,245	—	83,139,245
U.S. Government Treasuries	—	30,083,693	—	30,083,693
Loans	—	—	644,009	644,009
Municipal Bond & Notes	—	1,209,173	—	1,209,173
Common Stock	241,614	—	329	241,943
Preferred Stock	4,919,858	1,800,712	0	6,720,570
Warrants	47,925	—	130,000	177,925
Short Term Investment Securities:
Time Deposit	—	36,722,000	—	36,722,000
Repurchase Agreement	—	9,575,000	—	9,575,000

Total	$5,209,397	$570,574,357	$3,390,674	$579,174,428

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Prefrred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants
Balance as of 3/31/2011	$359,370	$6,550,154	$0	$709,436	$373,969	$196	$100,750
Accrued discounts	—	70,179	—	—	—	—	—
Accrued premiums	—	—	—	(130,005)	—	—	—
Realized gain	—	197,388	—	(15,352)	—	—	—
Realized loss	(15,925)	(82,739)	—	(83,264)	(784,522)	—	—
Change in unrealized appreciation(1)	—	100,252	—	—	652,492	—	29,250
Change in unrealized depreciation(1)	(46,445)	(503,374)	—	—	(642)	(196)	—
Net purchases	—	202,411	—	1,666,519	—	—	—
Net sales	(297,000)	(3,546,507)	—	(1,503,325)	(240,968)	—	—
Transfers in of Level 3 (2)	—	525,387	—	—	—	—	—
Transfers out of Level 3 (2)	—	(896,815)	—	—	—	—	—

Balance as of 12/31/2011	$—	$2,616,336	$0	$644,009	$329	$0	$130,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2011 includes:

Convertible	U.S. Corporate	Foreign Corporate		Common	Prefrred
Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants
$—	$(340,921)	$—	$(83,264)	$(416)	$(196)	$29,250

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2011 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.5%
Cellular Telecom — 0.7%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	$938,000	$816,060

Oil Companies-Exploration & Production — 0.8%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	1,070,000	960,325

Total Convertible Bonds & Notes
(cost $1,842,203)		1,776,385

U.S. CORPORATE BONDS & NOTES — 75.2%
Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	995,000	497,500

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	85,000	89,675

Aerospace/Defense-Equipment — 1.6%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	815,000	888,350
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	1,025,000	1,101,875

		1,990,225

Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	165,000	188,925

Agricultural Operations — 0.5%
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/15*	555,000	582,750

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	331,000	367,410

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	550,000	575,438

Athletic Equipment — 0.6%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	700,000	763,000

Auto-Cars/Light Trucks — 2.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	635,000	581,025
Ford Motor Co. Senior Notes 7.45% due 07/16/31	1,530,000	1,836,000

		2,417,025

Auto/Truck Parts & Equipment-Original — 1.5%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	417,000	452,445
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	145,000	153,700
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	90,000	93,600
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	1,105,000	1,182,350

		1,882,095

Banks-Commercial — 1.8%
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15	918	920
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	440,000	440,550
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	863	863
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	809	809
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*	1,713,000	1,710,859

		2,154,001

Banks-Mortgage — 0.8%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,065,000	993,113

Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	55,000	59,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	230,000	248,400

		307,525

Cable/Satellite TV — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	780,000	821,925
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/20	570,000	601,350
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	560,000	597,100
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	170,000	186,150
CSC Holdings LLC Senior Notes 6.75% due 11/15/21*	745,000	784,112
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	450,000	484,875
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	1,000,000	1,061,250

		4,536,762

Casino Hotels — 1.9%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	180,000	184,500
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,075,000	1,140,844
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	155,000	171,662
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	675,000	769,500

		2,266,506

Casino Services — 0.5%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	489,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	600,000	636,000

		636,000

Cellular Telecom — 2.5%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	575,000	593,688
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	645,000	601,462
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	485,000	491,669
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	910,000	955,500
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	405,000	427,275

		3,069,594

Chemicals-Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	395,000	419,687
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	471,000	357,960
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	297,000	314,820

		1,092,467

Chemicals-Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	355,000	292,875

Chemicals-Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	285,000	286,425

Coal — 2.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	230,000	223,100
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	155,000	149,963
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	225,000	230,062
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	520,000	530,400
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	1,201,000	1,261,050

		2,394,575

Commercial Services — 1.4%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(3)	380,000	391,400
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	1,245,000	1,315,031

		1,706,431

Computer Services — 1.2%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	556,000	569,205
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	275,000	282,562
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	80,000	82,900
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	550,000	585,750

		1,520,417

Consumer Products-Misc. — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	335,000	333,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	210,000	219,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 8.75% due 10/15/16*	565,000	594,662

		1,147,437

Containers-Metal/Glass — 1.5%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	655,000	686,112
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	380,000	389,500
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	145,000	158,775
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	255,000	278,269
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	265,000	276,925

		1,789,581

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	205,000	220,888
First Data Corp. Sec. Notes 8.25% due 01/15/21*	284,000	254,180
First Data Corp. Sec. Notes 8.75% due 01/15/22*(3)	285,000	245,100

		720,168

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	745,000	746,863

Dialysis Centers — 0.1%
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/18*	65,000	68,088

Direct Marketing — 0.2%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/18	350,000	258,125

Diversified Banking Institutions — 2.2%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	630,000	645,750
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,100,000	1,080,750
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,100,000	1,012,000

		2,738,500

Diversified Financial Services — 0.6%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	725,000	717,750

Diversified Manufacturing Operations — 0.6%
JM Huber Corp. Senior Notes 9.88% due 11/01/19*	675,000	708,750

Electric-Generation — 1.0%
AES Corp. Senior Notes 8.00% due 10/15/17	805,000	885,500
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	386,272	385,306

		1,270,806

Electric-Integrated — 1.2%
DPL, Inc. Senior Notes 7.25% due 10/15/21*	875,000	945,000
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	289,726	297,694
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	295,000	250,381

		1,493,075

Electronic Components-Semiconductors — 1.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,015,000	1,084,781
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	111,000	115,718

		1,200,499

Finance-Auto Loans — 2.8%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	685,000	715,825
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	450,000	468,993
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/17	495,000	538,837
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	750,000	882,801
Ford Motor Credit Co. LLC Senior Notes 8.70% due 10/01/14	765,000	854,202

		3,460,658

Finance-Consumer Loans — 1.4%
SLM Corp. Senior Notes 6.25% due 01/25/16	335,000	325,780
SLM Corp. Senior Notes 8.00% due 03/25/20	211,000	213,110
SLM Corp. Senior Notes 8.45% due 06/15/18	484,000	498,520
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	580,000	638,000

		1,675,410

Finance-Other Services — 0.2%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/16*	185,000	190,550

Food-Meat Products — 0.5%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	475,000	552,188

Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 7.63% due 10/01/18	387,000	430,538

Independent Power Producers — 1.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	705,000	754,350
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,485,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	750,000	778,125

		1,532,475

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	560,000	554,400

Machinery-Farming — 1.0%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	925,000	982,812
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	230,000	259,900

		1,242,712

Machinery-General Industrial — 0.5%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14	595,000	633,675

Medical Information Systems — 0.8%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	840,000	945,000

Medical Labs & Testing Services — 0.6%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/18	650,000	682,500

Medical Products — 0.8%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	473,000	510,840
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(3)	481,000	520,682

		1,031,522

Medical-Biomedical/Gene — 0.1%
STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	125,000	128,438

Medical-Drugs — 0.6%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	745,000	718,925

Medical-Hospitals — 3.6%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	379,000	391,318
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	700,000	726,250
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	1,030,000	1,112,400
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	550,000	602,250
Health Management Associates, Inc. Senior Notes 7.38% due 01/15/20*	210,000	218,400
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	770,000	783,475
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	505,000	576,962

		4,411,055

Medical-Outpatient/Home Medical — 0.4%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	660,000	493,350

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	170,000	179,775

Multimedia — 0.0%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(1)(2)(7)	187,319	14,049

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(5)(6)	2,150,000	0

Office Automation & Equipment — 0.7%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18	545,000	568,162
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19	301,000	303,258
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	6,000	6,300
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15(4)	6,832	7,174

		884,894

Oil Companies-Exploration & Production — 3.8%
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/19*	310,000	317,750
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	535,000	577,800
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	260,000	277,550
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	90,000	97,650
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	1,605,000	1,775,878
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	545,000	589,962
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	355,000	394,050
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	505,000	545,400

		4,576,040

Oil-Field Services — 0.6%
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	655,000	673,831

Paper & Related Products — 1.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	160,000	166,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	70,000	77,535
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	425,000	472,158
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	691,000	692,728

		1,408,821

Pharmacy Services — 0.4%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	440,000	434,500

Physical Therapy/Rehabilitation Centers — 0.7%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	900,000	893,250

Pipelines — 3.3%
El Paso Corp. Senior Notes 6.50% due 09/15/20	545,000	589,142
El Paso Corp. Senior Notes 6.88% due 06/15/14	700,000	761,781
El Paso Corp. Senior Notes 7.00% due 06/15/17	830,000	909,391
El Paso Corp. Senior Notes 7.75% due 01/15/32	45,000	51,975
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	681,000	743,993
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	535,000	545,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/22	436,000	455,620

		4,057,602

Printing-Commercial — 0.3%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	400,000	314,000

Publishing-Books — 0.4%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	630,000	452,025

Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	114,000	130,530

Real Estate Investment Trusts — 1.4%
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19	630,000	604,800
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	1,080,000	1,104,300

		1,709,100

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,145,000	215

Retail-Arts & Crafts — 0.7%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	888,000	896,880

Retail-Discount — 0.7%
Number Merger Sub, Inc. Senior Notes 11.00% due 12/15/19*	895,000	903,950

Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	125,000	136,875

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	286,000	297,440

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	371,000	326,480

Retail-Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	72,000	75,213
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	123,000	135,280
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	80,000	91,651

		302,144

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(5)(6)	550,000	0

Satellite Telecom — 0.6%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	750,000	781,875

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	455,000	445,900
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	361,000	353,780

		799,680

Telecom Services — 0.5%
GCI, Inc. Senior Notes 6.75% due 06/01/21	280,000	273,000
West Corp. Company Guar. Notes 7.88% due 01/15/19	280,000	277,900

		550,900

Telecommunication Equipment — 0.6%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	980,000	676,200

Telephone-Integrated — 3.4%
CenturyLink, Inc. Senior Notes 6.00% due 04/01/17	275,000	278,813
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	1,159,000	1,130,025
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	470,000	480,575
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	570,000	607,275
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,330,000	1,374,887
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	275,000	294,594

		4,166,169

Television — 0.5%
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	540,000	588,600

Theaters — 1.2%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	1,140,000	1,179,900
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	215,000	230,587

		1,410,487

Transport-Marine — 1.1%
ACL I Corp. Senior Notes 10.63% due 02/15/16*(3)	708,106	573,566
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	785,000	790,887

		1,364,453

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	350,000	369,250

Total U.S. CORPORATE BONDS & NOTES (cost $91,624,416)		91,453,787

FOREIGN CORPORATE BONDS & NOTES — 9.4%
Banks-Commercial — 0.9%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	1,430,000	1,083,940

Chemicals-Diversified — 0.3%
LyondellBasell Industries NV Company Guar. Notes 6.00% due 11/15/21*	285,000	295,688

Computers-Memory Devices — 1.2%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20	685,000	705,550
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	745,000	797,150

		1,502,700

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	445,000	485,050

Diversified Minerals — 1.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	955,000	964,550
FMG Resources August 2006 Pty, Ltd. Senior Notes 8.25% due 11/01/19*	290,000	295,075

		1,259,625

Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	125,000	131,563

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(5)(9)	4,460,000	0

Internet Connectivity Services — 0.3%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	340,000	321,300

Investment Companies — 0.5%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	570,000	616,312

Multimedia — 1.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,280,000	1,315,200

Oil & Gas Drilling — 0.4%
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	111,000	113,339
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	335,000	356,066

		469,405

Oil Companies-Exploration & Production — 0.5%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	640,000	654,400

Paper & Related Products — 0.9%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	320,000	310,400
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	802,000	783,955

		1,094,355

Satellite Telecom — 1.2%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,470,000	1,492,050

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(7)(9)	1,025,000	10

Telecom Services — 0.6%
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/21*	255,000	258,187
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	510,000	456,450

		714,637

Total Foreign Corporate Bonds & Notes (cost $15,471,241)		11,436,235

LOANS(10)(11) — 4.6%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. BTL 9.39% due 03/01/11†(2)(5)(8)	1,200,000	60,000

Building-Residential/Commercial — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13(2)(4)	1,701,820	76,582

Casino Services — 1.2%
Herbst Gaming, Inc. BTL 10.00% due 12/31/15(2)	408,310	410,266
Holding Gaming Borrower LP BTL-B 12.00% due 02/19/13(2)	992,513	1,029,732

		1,439,998

Commercial Services — 0.0%
Vertrue, Inc. 2nd Lien 9.25% due 08/14/15(2)	1,010,000	17,675

Computers-Integrated Systems — 0.3%
Kronos, Inc. 1st Lien 6.25% due 06/11/14(2)	305,000	304,619

Electric-Integrated — 1.1%
Texas Competitive Electric Holdings Co. LLC BTL 4.78% due 10/10/14(2)	1,977,835	1,387,576

Finance-Consumer Loans — 0.7%
Ocwen Financial Corp. 1st Lien 6.03% due 09/01/16(2)	850,000	839,375

Medical-Drugs — 0.5%
Triax Pharmaceuticals LLC BTL 16.50% due 08/31/11†(1)(2)(5)	1,669,715	644,009

Theaters — 0.7%
AMC Entertainment Holdings, Inc. BTL 5.35% due 06/15/12(2)(4)	814,215	791,824

Total Loans (cost $10,493,375)		5,561,658

COMMON STOCK — 1.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†(15)	692	16,608

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	370	0

Food-Misc. — 0.6%
Wornick Co.†(1)(2)	7,270	712,896

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(12)	128,418	0

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	69,700	5,576

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	19,388	0

Paper & Related Products — 0.4%
Caraustar Industries, Inc.†(1)(2)	73	475,708

Total Common Stock (cost $2,641,539)		1,210,788

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.†(2)(16) (cost $232,721)	23,439	259,783

PREFERRED STOCK — 1.7%
Diversified Banking Institutions — 1.0%
GMAC Capital Trust I FRS 8.13%	64,000	1,237,760

Diversified Financial Services — 0.7%
Citigroup Capital XIII FRS 7.88%	34,000	886,040

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	39,177	0

Total Preferred Stock (cost $2,616,996)		2,123,800

WARRANTS† — 0.1%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc. Expires 05/20/14 (strike price $55.31)(1)(2)	3,355	4,592
Masonite Worldwide Holdings, Inc. Expires 05/20/16 (strike price $55.31)(1)(2)	2,517	8,456

		13,048

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(1)(2)	3,250	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)(16)	332	83,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(2)(16)	328	49,200

		132,200

Total Warrants (cost $3,365)		145,248

Total Long-Term Investment Securities (cost $124,925,856)		113,967,684

REPURCHASE AGREEMENTS — 6.1%
Bank of America Securities LLC Joint Repurchase Agreement(13)	$2,060,000	2,060,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,505,000	1,505,000
Deutsche Bank AG Joint Repurchase Agreement(13)	495,000	495,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	1,670,000	1,670,000
UBS Securities LLC Joint Repurchase Agreement(13)	1,660,000	1,660,000

Total Repurchase Agreements (cost $7,390,000)		7,390,000

TOTAL INVESTMENTS (cost $132,315,856)(14)	99.8%	121,357,684
Other assets less liabilities	0.2	195,707

NET ASSETS	100.0%	$121,553,391

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $33,131,907 representing 27.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $7,175,133 representing 5.9% of net assets.

(3)	Income may be received in cash or additional bonds at the discretion of the issuer.

(4)	PIK (“Payment-in-Kind”) security. Bond, loan or preferred stock that pays interest/dividends in the form of additional bonds, preferred stocks or loans.

(5)	Security is in default and did not pay principal at maturity.

(6)	Company has filed for Chapter 7 bankruptcy protection.

(7)	Security in default

(8)	Company has filed for Chapter 11 bankruptcy protection.

(9)	Company has filed for bankruptcy protection in country of issuance.

(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	Senior loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	Consist of more than one class of securities traded together as a unit.

(13)	See Note 2 for details of Joint Repurchase Agreements.

(14)	See Note 3 for cost of investments on a tax basis.

(15)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(16)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Warrants	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,721	$259,783	$11.08	0.21%

Ion Media Networks, Inc.
Expires 12/18/16
(strike price $687.50)
Warrant	11/11/2010	327	—
	03/01/2011	1	—

		328	—	49,200	150.00	0.04
Ion Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrant	03/01/2011	332	—	83,000	250.00	0.07

				$391,983		0.32%

BTL — Bank Term Loan

FRS — Floating Rate Securities

The rates shown on FRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,776,385	$—	1,776,385
U.S. Corporate Bonds & Notes	—	91,439,523	14,264	91,453,787
Foreign Corporate Bonds & Notes	—	11,436,235	0	11,436,235
Loans	—	1,797,842	3,763,816	5,561,658
Common Stock		16,608	1,194,180	1,210,788
Membership Interest Certificates	—	259,783	—	259,783
Preferred Stock	2,123,800	—	0	2,123,800
Warrants	—	—	145,248	145,248
Repurchase Agreements	—	7,390,000	—	7,390,000

Total	$2,123,800	$114,116,376	$5,117,508	$121,357,684

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 3/31/2011	$4,260,968	$0	$3,861,973	$1,426,624	$196	$101,370
Accrued discounts	37,966	—	70,630	—	—	—
Accrued premiums	(28,553)	—	(130,005)	—	—	—
Realized gain	8,437	—	15,592	618,329	—	—
Realized loss	(1,630,581)	—	—	(255,474)	—	—
Change in unrealized appreciation(1)	1,548,072	—	7,767	526,968	—	30,830
Change in unrealized depreciation(1)	(241,016)	—	(1,449,359)	(304,119)	(196)	—
Net purchases	16,333	—	4,528,789	—	—	—
Net sales	(3,274,363)	—	(3,141,571)	(818,148)	—	—
Transfers in of Level 3 (2)	—	—	—	—	—	13,048
Transfers out of Level 3 (2)	(682,999)	—	—	—	—	—

Balance as of 12/31/2011	$14,264	$0	$3,763,816	$1,194,180	$0	$145,248

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(141,811)	$—	$(1,441,592)	$137,935	$(196)	$30,830

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary markets exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements:

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	1.12%	$2,060,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated December 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $184,445,000, a repurchase price of $184,445,103, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/2015	$166,898,000	$172,035,329
U.S. Treasury Notes	1.38	11/30/2015	15,946,000	16,511,585

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	1.11%	$1,505,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas, dated December 31, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $135,185,000, a repurchase price of $135,185,300, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	5.38%	2/15/2031	$95,542,100	$137,805,148

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	1.12%	$495,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank, dated December 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $44,380,000, a repurchase price of $44,380,025, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	7/31/2016	$43,874,000	$45,647,141

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	1.11%	$1,670,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated December 31, 2011, bearing interest at a rate of 0.03% per annum, with a principal amount of $149,780,000, a repurchase price of $149,780,499, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.50%	8/15/2039	$114,440,000	$153,067,388

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Funds	Percentage Ownership	Principal Amount
GNMA	3.49%	$7,879,000
Strategic Bond	4.24	9,575,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,768,000, a repurchase price of $225,768,251, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	2/15/2015	$194,240,000	$218,468,526
U.S. Treasury Notes	1.50%	7/15/2012	11,655,000	11,815,256

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	1.11%	$1,660,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $149,105,000, a repurchase price of $149,105,166, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	1/31/2014	$147,082,400	$152,611,227

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	12.01%	$30,034,000
GNMA	28.00	70,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,278, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes	1.63%	1/15/2015	$33,532,100	$43,172,579
U.S. Treasury Inflation Indexed Bonds	2.13	2/15/2040	87,000,000	123,866,250
U.S. Treasury Inflation Indexed Bonds	2.00	1/15/2026	62,000,000	87,962,500

Note 3. Federal Income Taxes:

As of December 31, 2011, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund

Cost	$132,854,343	$342,813,204	$592,185,157	$134,972,698

Appreciation	11,263,888	13,666,142	14,993,738	5,615,603
Depreciation	(484,924)	(462,293)	(28,004,467)	(19,230,617)

Unrealized appreciation (depreciation)net	$10,778,964	$13,203,849	$(13,010,729)	$(13,615,014)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: February 28, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2012